PROPERTY, PLANT AND EQUIPMENT (PP&E) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	$ 116,893,000	$ 123,940,000	$ 152,195,000
Additions to right-of-use assets		5,798,000
Additions	6,234,000	28,772,000	8,815,000
Acquisition of new entities	0	0	0
Disposals	(1,377,000)	(10,368,000)	(478,000)
Transfers	0	0	(4,362,000)
Reclassifications between Intangible and PP&E	(12,572,000)	(12,623,000)	(6,349,120)
Translation differences	(16,647,000)	(7,320,000)	(8,984,880)
Hyperinflation Adjustments	427,000	290,000	734,000
Property, plant and equipment Period End	90,888,000	116,893,000	123,940,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	334,980,000	337,284,000	368,168,000
Additions to right-of-use assets	1,331,000	24,427,000
Additions	32,916,000	58,821,000	27,751,000
Acquisition of new entities	0	0	0
Disposals	(13,953,000)	(11,389,000)	(19,227,000)
Transfers	36,469,000	(184,000)	(4,362,000)
Reclassifications between Intangible and PP&E	(12,572,000)	(12,623,000)	(6,349,120)
Translation differences	(34,523,000)	(13,153,000)	(29,897,880)
Hyperinflation Adjustments	5,213,000	651,000	1,201,000
Property, plant and equipment Period End	349,861,000	334,980,000	337,284,000
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(218,087,000)	(213,344,000)	(215,973,000)
Additions to right-of-use assets		18,629,000
Additions	(26,682,000)	(30,049,000)	(36,566,000)
Acquisition of new entities	0	0	0
Disposals	12,576,000	1,021,000	18,749,000
Transfers	(36,469,000)	184,000	0
Reclassifications between Intangible and PP&E	0	0	0
Translation differences	17,876,000	5,833,000	20,913,000
Hyperinflation Adjustments	(4,786,000)	(361,000)	(467,000)
Property, plant and equipment Period End	(258,973,000)	(218,087,000)	(213,344,000)
Land and natural resources | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start		0	0
Additions to right-of-use assets		0
Additions		0	0
Acquisition of new entities		0	0
Disposals		0	0
Transfers		0	0
Reclassifications between Intangible and PP&E		0	0
Translation differences		0	0
Hyperinflation Adjustments			0
Property, plant and equipment Period End			0
Buildings [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	11,412,000	12,129,000	11,443,000
Additions to right-of-use assets	0	0
Additions	0	236,000	0
Acquisition of new entities	0	0	0
Disposals	(3,000)	(302,000)	(1,000)
Transfers	3,606,000	0	0
Reclassifications between Intangible and PP&E	0	0	0
Translation differences	811,000	(1,302,000)	(514,000)
Hyperinflation Adjustments	(2,000)	651,000	1,201,000
Property, plant and equipment Period End	15,824,000	11,412,000	12,129,000
Buildings [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(4,005,000)	(4,425,000)	(3,878,000)
Additions to right-of-use assets	0	0
Additions	(217,000)	(107,000)	(396,000)
Acquisition of new entities	0	0	0
Disposals	149,000	0	0
Transfers	(149,000)	0	0
Reclassifications between Intangible and PP&E	0	0	0
Translation differences	(384,000)	888,000	316,000
Hyperinflation Adjustments	20,000	(361,000)	(467,000)
Property, plant and equipment Period End	(4,586,000)	(4,005,000)	(4,425,000)
Plant and machinery [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	7,471,000	8,187,000	8,659,000
Additions to right-of-use assets	0	0
Additions	55,000	95,000	55,000
Acquisition of new entities	0	0	0
Disposals	0	(123,000)	(59,000)
Transfers	(2,938,000)	(574,000)	0
Reclassifications between Intangible and PP&E	0	0	0
Translation differences	(90,000)	(114,000)	(468,000)
Hyperinflation Adjustments	21,000	0	0
Property, plant and equipment Period End	4,519,000	7,471,000	8,187,000
Plant and machinery [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(6,840,000)	(6,332,000)	(5,687,000)
Additions to right-of-use assets	0	0
Additions	(530,000)	(741,000)	(1,010,000)
Acquisition of new entities	0	0	0
Disposals	3,000	155,000	0
Transfers	(1,051,000)	0	0
Reclassifications between Intangible and PP&E	0	0	0
Translation differences	162,000	78,000	365,000
Hyperinflation Adjustments	(9,000)	0	0
Property, plant and equipment Period End	(8,265,000)	(6,840,000)	(6,332,000)
Furniture, tools and other tangible assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	301,218,000	294,548,000	329,058,000
Additions to right-of-use assets	1,331,000	24,427,000
Additions	4,179,000	19,687,000	15,154,000
Acquisition of new entities	0	0	0
Disposals	(12,837,000)	(10,801,000)	(18,204,000)
Transfers	48,963,000	21,319,000	952,000
Reclassifications between Intangible and PP&E	800,000	4,119,000	6,977,920
Translation differences	(33,400,000)	(3,227,000)	(39,389,920)
Hyperinflation Adjustments	5,194,000	0	0
Property, plant and equipment Period End	315,448,000	301,218,000	294,548,000
Furniture, tools and other tangible assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(207,242,000)	(202,587,000)	(206,408,000)
Additions to right-of-use assets	3,401,000	18,629,000
Additions	(25,935,000)	(29,201,000)	(35,160,000)
Acquisition of new entities	0	0	0
Disposals	12,424,000	866,000	18,749,000
Transfers	(35,269,000)	184,000	0
Reclassifications between Intangible and PP&E	0	0	0
Translation differences	18,098,000	4,867,000	20,232,000
Hyperinflation Adjustments	(4,797,000)	0	0
Property, plant and equipment Period End	(246,122,000)	(207,242,000)	(202,587,000)
PP&E under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	14,879,000	22,420,000	19,008,000
Additions to right-of-use assets	0	0
Additions	28,682,000	38,803,000	12,542,000
Acquisition of new entities	0	0	0
Disposals	(1,113,000)	(163,000)	(963,000)
Transfers	(13,162,000)	(20,929,000)	(5,314,000)
Reclassifications between Intangible and PP&E	(13,372,000)	(16,742,000)	(13,327,040)
Translation differences	(1,844,000)	(8,510,000)	10,474,040
Hyperinflation Adjustments	0	0	0
Property, plant and equipment Period End	$ 14,070,000	$ 14,879,000	$ 22,420,000